UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [   ]; Amendment Number: __________
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Westchester Capital Management, Inc.
Address:          100 Summit Lake Drive
                  Valhalla, NY 10595

Form 13F File Number:      28-04764


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frederick W. Green
Title:            President
Phone:            914-741-5600

Signature, Place, and Date of Signing:

   /s/ Frederick W. Green            Valhalla, New York              2/12/07
----------------------------------   ---------------------------     -------
         [Signature]                      [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     1

Form 13F Information Table Entry Total:              105

Form 13F Information Table Value Total:              $1,508,139,810 (actual)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number        Name
1        28-11493                    Green & Smith Investment Management L.L.C.

FORM 13F


Westchester Capital Management, Inc.


December 31, 2006

Item 1                             Item 2       Item 3     Item 4           Item 5           Item 6    Item 7           Item 8
------------------------------  ------------  ---------  ----------  --------------------  ----------  -----  ----------------------
                                                           Fair                                        Other      Voting Authority
                                    Title                  Market     SHRS or   SH/  Put/  Investment  Mana-  ----------------------
Name of Issuer                    of Class      CUSIP      Value      PRN AMT   PRN  Call  Discretion  gers     Sole    Shared  None
------------------------------  ------------  ---------  ----------  ---------  ---  ----  ----------  -----  --------  ------  ----
Equities
COMMON STOCK
American Power Conversion     COMMON STOCK    029066107 21,630,954     707,125  SH         (a) Sole           (a) Sole

American Power Conversion     COMMON STOCK    029066107  2,096,272      68,528  SH         (b) Shared  1      (a) Sole

ARAMARK Corporation           COMMON STOCK    038521100 29,728,687     888,750  SH         (a) Sole           (a) Sole

ARAMARK Corporation           COMMON STOCK    038521100  4,159,507     124,350  SH         (b) Shared  1      (a) Sole

The Bank of New York
     Company, Inc.            COMMON STOCK    064057102 10,013,759     254,350  SH         (a) Sole           (a) Sole
The Bank of New York
     Company, Inc.            COMMON STOCK    064057102     16,811         427  SH         (b) Shared  1      (a) Sole
BellSouth Corporation         COMMON STOCK    079860102 82,003,906   1,740,690  SH         (a) Sole           (a) Sole
BellSouth Corporation         COMMON STOCK    079860102  5,601,850     118,910  SH         (b) Shared  1      (a) Sole
Biomet, Inc.                  COMMON STOCK    090613100 60,096,012   1,456,167  SH         (a) Sole           (a) Sole
Biomet, Inc.                  COMMON STOCK    090613100  5,672,355     137,445  SH         (b) Shared  1      (a) Sole
Caremark Rx                   COMMON STOCK    141705103 21,502,943     376,518  SH         (a) Sole           (a) Sole
Caremark Rx                   COMMON STOCK    141705103  3,195,304      55,950  SH         (b) Shared  1      (a) Sole
CBOT Holdings, Inc.           COMMON STOCK    14984K106 14,516,127      95,835  SH         (a) Sole           (a) Sole
Claire's Stores, Inc.         COMMON STOCK    179584107 15,801,152     476,800  SH         (a) Sole           (a) Sole
Claire's Stores, Inc.         COMMON STOCK    179584107  1,673,570      50,500  SH         (b) Shared  1      (a) Sole
Clear Channel
     Communications, Inc.     COMMON STOCK    184502102 60,441,101   1,700,650  SH         (a) Sole           (a) Sole
Clear Channel
     Communications, Inc.     COMMON STOCK    184502102  5,167,516     145,400  SH         (b) Shared  1      (a) Sole
Conor Medsystems, Inc.        COMMON STOCK    208264101 39,787,471   1,269,948  SH         (a) Sole           (a) Sole
Conor Medsystems, Inc.        COMMON STOCK    208264101  5,142,819     164,150  SH         (b) Shared  1      (a) Sole
Delta and Pine
     Land Company             COMMON STOCK    247357106 49,073,940   1,213,200  SH         (a) Sole           (a) Sole
Delta and Pine
     Land Company             COMMON STOCK    247357106  3,899,380      96,400  SH         (b) Shared  1      (a) Sole
Energy Partners, Ltd.         COMMON STOCK    29270U105 19,124,523     783,150  SH         (a) Sole           (a) Sole
Energy Partners, Ltd.         COMMON STOCK    29270U105  2,579,973     105,650  SH         (b) Shared  1      (a) Sole
Equity Office
     Properties Trust         COMMON STOCK    294741103 38,513,119     799,525  SH         (a) Sole           (a) Sole
Equity Office
     Properties Trust         COMMON STOCK    294741103  2,474,734      51,375  SH         (b) Shared  1      (a) Sole
Essex Corporation             COMMON STOCK    296744105  3,192,607     133,526  SH         (a) Sole           (a) Sole
Essex Corporation             COMMON STOCK    296744105    719,691      30,100  SH         (b) Shared  1      (a) Sole
Giant Industries, Inc.        COMMON STOCK    374508109 24,296,017     324,163  SH         (a) Sole           (a) Sole
Giant Industries, Inc.        COMMON STOCK    374508109  2,701,947      36,050  SH         (b) Shared  1      (a) Sole
Banca Intesa S.p.A.           COMMON STOCK     4076836  28,124,635   3,642,020  SH         (a) Sole           (a) Sole
Banca Intesa S.p.A.           COMMON STOCK     4076836   1,836,578     237,829  SH         (b) Shared  1      (a) Sole
John H. Harland Company       COMMON STOCK    412693103 12,590,160     250,800  SH         (a) Sole           (a) Sole
John H. Harland Company       COMMON STOCK    412693103  1,701,780      33,900  SH         (b) Shared  1      (a) Sole
Harrah's Entertainment        COMMON STOCK    413619107 97,795,720   1,182,250  SH         (a) Sole           (a) Sole
Harrah's Entertainment        COMMON STOCK    413619107  5,153,456      62,300  SH         (b) Shared  1      (a) Sole
Cie Generale de
     Geophysique SA ord.      COMMON STOCK     4215394      10,838          50  SH         (a) Sole           (a) Sole
Cie Generale de
     Geophysique SA ord.      COMMON STOCK     4215394      70,444         325  SH         (b) Shared  1      (a) Sole
IMAX Corporation              COMMON STOCK    45245E109    586,210     155,907  SH         (a) Sole           (a) Sole
Instinet Group Incorporated   COMMON STOCK    457750107 24,480,599   4,811,344  SH         (a) Sole           (a) Sole
Instinet Group Incorporated   COMMON STOCK    457750107  2,972,493     584,205  SH         (b) Shared  1      (a) Sole
KeySpan Corporation           COMMON STOCK    49337W100  3,726,790      90,500  SH         (a) Sole           (a) Sole
Kinder Morgan, Inc.           COMMON STOCK    49455P101 75,233,722     711,430  SH         (a) Sole           (a) Sole
Kinder Morgan, Inc.           COMMON STOCK    49455P101  6,228,146      58,895  SH         (b) Shared  1      (a) Sole
Scania AB                     COMMON STOCK     5038943   4,523,021      64,375  SH         (a) Sole           (a) Sole
Scania AB                     COMMON STOCK     5038943     627,075       8,925  SH         (b) Shared  1      (a) Sole
Lin TV Corp.                  COMMON STOCK    532774106  1,955,921     196,575  SH         (a) Sole           (a) Sole
Lin TV Corp.                  COMMON STOCK    532774106    458,446      46,075  SH         (b) Shared  1      (a) Sole
Portugal Telecom,
     SGPS,S.A.                COMMON STOCK     5817186  19,913,053   1,533,042  SH         (a) Sole           (a) Sole
Portugal Telecom,
     SGPS,S.A.                COMMON STOCK     5817186   2,119,935     163,207  SH         (b) Shared  1      (a) Sole
Serono SA                     COMMON STOCK     5981070  47,028,982      52,381  SH         (a) Sole           (a) Sole
Serono SA                     COMMON STOCK     5981070   4,317,641       4,809  SH         (b) Shared  1      (a) Sole
NYSE Group Inc.               COMMON STOCK    62949W103    891,522       9,190  SH         (b) Shared  1      (a) Sole
Rinker Group Limited
     ordinary                 COMMON STOCK     6599386  35,372,797   2,482,700  SH         (a) Sole           (a) Sole
Rinker Group Limited
     ordinary                 COMMON STOCK     6599386   2,641,526     185,400  SH         (b) Shared  1      (a) Sole
Open Solutions Inc.           COMMON STOCK    68371P102 17,310,636     459,900  SH         (a) Sole           (a) Sole
Open Solutions Inc.           COMMON STOCK    68371P102  1,723,912      45,800  SH         (b) Shared  1      (a) Sole
Euronext NV                   COMMON STOCK     7153770  94,530,927     800,133  SH         (a) Sole           (a) Sole
Euronext NV                   COMMON STOCK     7153770  10,136,166      85,795  SH         (b) Shared  1      (a) Sole
Phelps Dodge Corporation      COMMON STOCK    717265102 32,420,176     270,800  SH         (a) Sole           (a) Sole
Phelps Dodge Corporation      COMMON STOCK    717265102  2,538,064      21,200  SH         (b) Shared  1      (a) Sole
Price Communications
     Corporation              COMMON STOCK    741437305 90,897,800   4,490,998  SH         (a) Sole           (a) Sole
Price Communications
     Corporation              COMMON STOCK    741437305 10,584,447     522,947  SH         (b) Shared  1      (a) Sole
The Reader's Digest
     Association              COMMON STOCK    755267101 38,053,455   2,278,650  SH         (a) Sole           (a) Sole
The Reader's Digest
     Association              COMMON STOCK    755267101  3,247,315     194,450  SH         (b) Shared  1      (a) Sole
Realogy Corporation           COMMON STOCK    75605E100  1,458,392      48,100  SH         (a) Sole           (a) Sole
Reckson Associates
     Realty Corporation       COMMON STOCK    75621K106 15,501,082     339,936  SH         (a) Sole           (a) Sole
Reckson Associates
     Realty Corporation       COMMON STOCK    75621K106  3,966,060      86,975  SH         (b) Shared  1      (a) Sole
Rinker Group Limited ADR      COMMON STOCK    76687M101    369,460       5,200  SH         (a) Sole           (a) Sole
Sabre Holdings Corporation    COMMON STOCK    785905100 10,421,652     326,800  SH         (a) Sole           (a) Sole
Sabre Holdings Corporation    COMMON STOCK    785905100  2,085,606      65,400  SH         (b) Shared  1      (a) Sole
Serono SA ADR                 COMMON STOCK    81752M101  3,378,628     150,525  SH         (a) Sole           (a) Sole
Serono SA ADR                 COMMON STOCK    81752M101        337          15  SH         (b) Shared  1      (a) Sole
Shell Canada Limited          COMMON STOCK    822567103 17,897,249     479,680  SH         (a) Sole           (a) Sole
Shell Canada Limited          COMMON STOCK    822567103  1,552,876      41,620  SH         (b) Shared  1      (a) Sole
Solexa, Inc.                  COMMON STOCK    83420X105  8,847,307     672,799  SH         (a) Sole           (a) Sole
Solexa, Inc.                  COMMON STOCK    83420X105  2,274,950     173,000  SH         (b) Shared  1      (a) Sole
Station Casinos, Inc.         COMMON STOCK    857689103 29,368,532     359,600  SH         (a) Sole           (a) Sole
Station Casinos, Inc.         COMMON STOCK    857689103  2,041,750      25,000  SH         (b) Shared  1      (a) Sole
Stone Energy Corporation      COMMON STOCK    861642106 12,361,895     349,700  SH         (a) Sole           (a) Sole
Stone Energy Corporation      COMMON STOCK    861642106  1,567,384      44,339  SH         (b) Shared  1      (a) Sole
Symbol Technologies, Inc.     COMMON STOCK    871508107 12,970,908     868,200  SH         (a) Sole           (a) Sole
Symbol Technologies, Inc.     COMMON STOCK    871508107  2,084,130     139,500  SH         (b) Shared  1      (a) Sole
Tronox Incorporated Class B   COMMON STOCK    897051207    236,850      15,000  SH         (b) Shared  1      (a) Sole
Trustreet Properties, Inc.    COMMON STOCK    898404108    842,500      50,000  SH         (a) Sole           (a) Sole
Univision Communications Inc. COMMON STOCK    914906102 57,718,661   1,629,550  SH         (a) Sole           (a) Sole
Univision Communications Inc. COMMON STOCK    914906102  5,158,923     145,650  SH         (b) Shared  1      (a) Sole
Veritas DGC Inc.              COMMON STOCK    92343P107 70,696,552     832,900  SH         (a) Sole           (a) Sole
Veritas DGC Inc.              COMMON STOCK    92343P107  6,315,072      74,400  SH         (b) Shared  1      (a) Sole
The Yankee Candle
     Company, Inc.            COMMON STOCK    984757104 14,054,800     410,000  SH         (a) Sole           (a) Sole
The Yankee Candle
     Company, Inc.            COMMON STOCK    984757104  1,045,540      30,500  SH         (b) Shared  1      (a) Sole


Fixed Income
CORPORATE BONDS
Energy Partners note          CORPORATE BONDS 29270UAC9  1,537,500   1,500,000  PRN        (a) Sole           (a) Sole
8.750% Due 080110
Toys R US note                CORPORATE BONDS 892335AK6  3,084,375   3,500,000  PRN        (a) Sole           (a) Sole
7.875% Due 041513


PUTS
FreeportMcMoRan Copper
     & Gold May 60 put           PUTS          fcx.ql      365,040         468       PUT    (a) Sole          (a) Sole
FreeportMcMoRan Copper
     & Gold May 65 put           PUTS          fcx.qm      521,820         468       PUT    (a) Sole          (a) Sole
PowerShares Dynamic
     Media Jan.17 put            PUTS          pbs.mq      268,362       3,067       PUT    (a) Sole          (a) Sole
PowerShares Dynamic
     Media Jan.17 put            PUTS          pbs.mq       29,137         333       PUT    (b) Shared  1     (a) Sole
PowerShares Dyn Enrg
     Exp Pro Jan 21 put          PUTS          pxe.mu      353,100       1,605       PUT    (a) Sole          (a) Sole
PowerShares Dyn Enrg
     Exp Pro Jan 21 put          PUTS          pxe.mu       42,900         195       PUT    (b) Shared  1     (a) Sole
Station Casinos Jan.80 put       PUTS          stn.mp         (180)         (9)      PUT    (a) Sole          (a) Sole
Tyson Foods Jan.12 1/2 put       PUTS          tsn.mv        5,765       2,306       PUT    (a) Sole          (a) Sole
Tyson Foods Jan.12 1/2 put       PUTS          tsn.mv          485         194       PUT    (b) Shared  1     (a) Sole
Enrgy Slct Sctr SPDR Fund
     Jan.63 put                  PUTS          xbt.mk      629,090       1,463       PUT    (a) Sole          (a) Sole
Enrgy Slct Sctr SPDR Fund
     Jan.63 put                  PUTS          xbt.mk       89,010         207       PUT    (a) Shared  1     (a) Sole
streetTRACKS SPDR
     Homebuilders Jan.40 put     PUTS          xhb.mn      336,265       1,234       PUT    (a) Sole          (a) Sole
streetTRACKS SPDR
     Homebuilders Jan.40 put     PUTS          xhb.mn       31,610         116       PUT    (b) Shared  1     (a) Sole


TOTAL                                                   1,508,139,810
